Schedule of Investments

July 31, 2024 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Common Stock (99.1%)
Communication Services (6.7%)
AT&T	1,297,800	$24,983
Comcast, Cl A	667,700	27,556
Fox	326,200	12,409
Meta Platforms, Cl A	19,600	9,307
Nexstar Media Group, Cl A	37,700	6,966
Playtika Holding	338,246	2,581
TEGNA	206,400	3,288
Verizon Communications	515,600	20,892
		107,982

Consumer Discretionary (9.3%)
Adtalem Global Education*	66,600	5,222
American Axle & Manufacturing Holdings*	188,300	1,399
BorgWarner	269,700	9,523
Capri Holdings*	66,800	2,241
Carter's	89,800	5,437
Dick's Sporting Goods	34,200	7,399
eBay	243,200	13,524
Ford Motor	884,800	9,573
General Motors	338,800	15,016
Goodyear Tire & Rubber*	264,800	3,098
Group 1 Automotive	19,200	7,022
H&R Block	110,700	6,414
Harley-Davidson	229,000	8,588
Kohl's	116,100	2,515
Macy's	198,700	3,434
ODP*	107,100	4,525
Phinia	30,840	1,379
PulteGroup	148,600	19,615
PVH	57,300	5,844
Tri Pointe Homes*	282,000	12,761
Upbound Group, Cl A	134,100	5,060
Whirlpool	38,300	3,905
		153,494

Consumer Staples (7.7%)
Altria Group	327,200	16,036
Bunge Global	86,200	9,071
Campbell Soup	196,100	9,189
Conagra Brands	251,400	7,622
Edgewell Personal Care	130,600	5,113
Energizer Holdings	166,400	5,123
General Mills	113,100	7,594
Ingredion	65,800	8,183
Kraft Heinz	410,800	14,464
Kroger	374,200	20,394
Molson Coors Beverage, Cl B	246,300	13,017
PriceSmart	49,900	4,557
Spectrum Brands Holdings	35,900	3,038
Walgreens Boots Alliance	153,100	1,817
		125,218

LSV Value Equity Fund
	Shares	Value (000)
Energy (8.0%)
APA	185,700	$5,792
California Resources	91,800	4,722
ExxonMobil	286,200	33,940
Halliburton	200,900	6,967
Helmerich & Payne	211,900	8,565
HF Sinclair	211,800	10,901
Marathon Oil	556,100	15,599
Marathon Petroleum	97,100	17,189
Phillips 66	89,800	13,064
Scorpio Tankers	57,900	4,440
Valero Energy	57,500	9,299
Vitesse Energy	20,097	522
		131,000

Financials (23.1%)
Aflac	142,500	13,592
Ally Financial	148,800	6,698
American Financial Group	25,000	3,274
American International Group	203,000	16,084
Ameriprise Financial	30,800	13,246
Annaly Capital Management‡	138,400	2,756
Bank of America	202,400	8,159
Bank of New York Mellon	338,400	22,020
BankUnited	118,900	4,580
Blue Owl Capital	331,600	5,146
Capital One Financial	38,100	5,768
Citigroup	339,600	22,033
Citizens Financial Group	245,300	10,467
CNO Financial Group	278,100	9,694
Discover Financial Services	41,600	5,990
Everest Group	24,100	9,468
Fifth Third Bancorp	275,400	11,660
First Horizon	542,100	9,069
Global Payments	24,200	2,460
Goldman Sachs Group	29,400	14,965
Hartford Financial Services Group	160,800	17,836
Huntington Bancshares	367,400	5,493
Jackson Financial, Cl A	68,600	6,041
Lincoln National	102,200	3,403
M&T Bank	40,100	6,904
MetLife	83,300	6,402
MGIC Investment	484,200	12,028
Navient	387,800	6,364
OneMain Holdings, Cl A	68,800	3,595
PayPal Holdings*	215,600	14,182
Popular	68,600	7,040
Radian Group	302,800	11,234
Regions Financial	427,000	9,552
State Street	249,100	21,166
Stifel Financial	72,900	6,464
Victory Capital Holdings, Cl A	86,100	4,511
Voya Financial	65,500	4,764

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Financials (continued)
Wells Fargo	386,900	$22,959
Western Union	577,400	6,865
Zions Bancorp	104,000	5,374
		379,306

Health Care (15.3%)
AbbVie	22,400	4,151
Amgen	27,700	9,209
Baxter International	280,500	10,048
Bristol-Myers Squibb	375,200	17,845
Cardinal Health	99,500	10,032
Centene*	159,200	12,246
Cigna Group	46,400	16,178
CVS Health	211,900	12,784
DaVita*	28,300	3,866
Exelixis*	182,900	4,289
Gilead Sciences	261,500	19,890
HCA Healthcare	28,400	10,311
Incyte*	122,300	7,958
Inmode*	97,300	1,763
Jazz Pharmaceuticals*	64,400	7,100
Johnson & Johnson	137,700	21,736
McKesson	22,600	13,945
Merck	219,900	24,877
Organon	340,000	7,432
Pfizer	418,400	12,778
United Therapeutics*	31,900	9,994
Universal Health Services, Cl B	37,000	7,909
Viatris, Cl W	517,700	6,244
		252,585

Industrials (12.1%)
AGCO	100,800	9,518
Alaska Air Group*	52,000	1,951
Allison Transmission Holdings	144,200	12,775
Brink's	67,000	7,369
CNH Industrial	679,000	7,231
CSG Systems International	10,000	468
Cummins	51,300	14,969
Delta Air Lines	173,100	7,447
Deluxe	165,400	4,032
FedEx	52,600	15,898
GMS*	87,500	8,420
Huntington Ingalls Industries	24,900	6,972
Lockheed Martin	31,300	16,962
ManpowerGroup	92,400	7,076
Mueller Industries	184,500	13,088
Oshkosh	65,800	7,149
Owens Corning	57,210	10,663
PACCAR	124,300	12,263
Ryder System	91,800	12,867
Snap-on	30,100	8,640
Textron	150,500	13,981

LSV Value Equity Fund
	Shares	Value (000)
Industrials (continued)
United Airlines Holdings*	99,100	$4,501
		204,240

Information Technology (10.2%)
Amdocs	90,500	7,916
Amkor Technology	170,400	5,565
Applied Materials	42,400	8,997
Arrow Electronics*	84,600	10,464
Cirrus Logic*	52,600	6,863
Cisco Systems	328,800	15,930
Dell Technologies, Cl C	130,900	14,881
Dropbox, Cl A*	238,000	5,693
DXC Technology*	207,400	4,218
Flex*	311,100	10,002
Gen Digital	286,100	7,436
Hewlett Packard Enterprise	587,300	11,693
HP	464,000	16,746
Intel	140,200	4,310
International Business Machines	35,900	6,898
Jabil	52,100	5,870
QUALCOMM	86,800	15,707
Skyworks Solutions	47,900	5,442
Vishay Intertechnology	64,000	1,556
Xerox Holdings	234,800	2,528
		168,715

Materials (3.4%)
Berry Global Group	181,300	11,915
Eastman Chemical	71,000	7,337
Graphic Packaging Holding	246,200	7,411
LyondellBasell Industries, Cl A	66,300	6,594
NewMarket	7,300	4,094
O-I Glass, Cl I*	183,800	2,456
Steel Dynamics	105,000	13,988
		53,795

Real Estate (1.3%)
Highwoods Properties‡	140,300	4,345
Host Hotels & Resorts‡	465,200	8,146
Piedmont Office Realty Trust, Cl A‡	376,265	3,255
Service Properties Trust‡	262,429	1,488
Simon Property Group‡	21,300	3,268
		20,502

Utilities (2.0%)
NRG Energy	175,600	13,200
UGI	306,300	7,590
Vistra	137,000	10,853
		31,643

TOTAL COMMON STOCK (Cost $1,339,654)		1,628,480

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Value Equity Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.7%)
South Street Securities
5.030%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $11,487 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $6,940, 0.750% - 4.875%, 11/15/2025 - 02/15/2033; total market value $11,715)	$11,485	$11,485

TOTAL REPURCHASE AGREEMENT
(Cost $11,485)		11,485

Total Investments – 99.8%
(Cost $1,351,139)		$1,639,965

Percentages are based on Net Assets of $1,643,889 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

LSV-QH-001-4200

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